PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                            STRONG LIFE STAGE SERIES

                          STRONG CONSERVATIVE PORTFOLIO
                            STRONG MODERATE PORTFOLIO
                           STRONG AGGRESSIVE PORTFOLIO

                 Supplement to the Prospectus dated May 1, 2000


Effective immediately, the following table replaces the Annual Fund Operating Expenses table found on pages 10 and 11 of the funds'prospectus:

ANNUAL FUND OPERATING EXPENSES* (as a percent of average net assets)

                                            UNDERLYING       TOTAL ANNUAL
                    MANAGEMENT    OTHER        FUND           OPERATING      FEE WAIVERS AND/OR    NET FUND
FUND                   FEE       EXPENSES    EXPENSES**       EXPENSES        ABSORPTIONS***       EXPENSES
--------------------------------------------------------------------------------------------------------------
Conservative           NONE       1.51%        0.93%            2.44%              1.26%            1.18%
Moderate               NONE       0.63%        1.00%            1.63%              0.38%            1.25%
Aggressive             NONE       1.57%        1.07%            2.64%              1.32%            1.32%

* THE EXPENSES ASSOCIATED WITH INVESTING IN A "FUND OF FUNDS," SUCH AS THE CONSERVATIVE, MODERATE, AND AGGRESSIVE PORTFOLIOS, ARE GENERALLY HIGHER THAN THOSE OF MUTUAL FUNDS THAT DO NOT INVEST PRIMARILY IN OTHER MUTUAL FUNDS. THIS IS BECAUSE SHAREHOLDERS IN A FUND OF FUNDS INDIRECTLY PAY A PORTION OF THE FEES AND EXPENSES CHARGED AT THE UNDERLYING FUND LEVEL.

** UNDERLYING FUND EXPENSES DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAIVERS AND ABSORPTIONS FOR THE HERITAGE MONEY FUND, THE UNDERLYING FUND EXPENSES FOR THE CONSERVATIVE, MODERATE, AND AGGRESSIVE PORTFOLIOS ARE 0.92%, 0.99%, AND 1.06%, RESPECTIVELY. WE CAN TERMINATE THIS WAIVER AND ABSORPTION AT ANY TIME.

*** WE HAVE CONTRACTUALLY AGREED TO WAIVE OUR ADMINISTRATIVE FEES AND/OR ABSORB EXPENSES FOR THE FUNDS UNTIL MAY 1, 2002 TO KEEP OTHER EXPENSES AT NO MORE THAN 0.25%.


          The date of this Prospectus Supplement is December 29, 2000.